Cash and Cash Equivalents and Marketable Securities (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Cash and Cash Equivalents and Marketable Securities [Line Items]
Balances in foreign currency	R$ 11,848	R$ 3,430
Parent [Member]
Cash and Cash Equivalents and Marketable Securities [Line Items]
Balances in foreign currency	R$ 13,814	R$ 14,023